Cash and Cash Equivalents and Marketable Securities	12 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents and Marketable Securities [Abstract]
Cash and cash equivalents and marketable securities

6. Cash and cash equivalents and marketable securities

6.1. Cash and cash equivalents

	Yield	2026	2025
Cash and banks (a)	-	32,992	17,294
Bank deposit certificates	CDI - 98% to 102.5%	39,724	91,868
Demand deposits	CDI - 70% to 99%	95,783	33,746
		168,499	142,908

(a)	Includes foreign currency of R$11,848 (R$3,430 as of June 30, 2025) in the Company and R$13,814 (R$14,023 as of June 30, 2025) on a consolidated basis.

6.2. Marketable securities

	Indexer	2026	2025
Selic Treasury Notes	Selic - 100% to 178%	16,353	16,908
Total current		16,353	16,908

Bank deposit certificates (a)	CDI - 98% to 100.25%	18,394	-
Total noncurrent		18,394	-

(a)	Certificates of Deposit (CDBs) and securities pledged as collateral are held to settle the financing facilities contracted with BNB.